SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of movement of allowance for uncollectible receivables (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Opening balance	¥ (28,014)
Current year net provision	(144,636)	¥ (51,430)
Current year write-off	111,971	23,416
Ending balance	(60,679)	(28,014)
Current loan products
Accounts, Notes, Loans and Financing Receivable [Line Items]
Opening balance	(28,014)
Current year net provision	(144,399)	(51,430)
Current year write-off	111,969	23,416
Ending balance	(60,444)	¥ (28,014)
Other online standard loan products
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current year net provision	(237)
Current year write-off	2
Ending balance	¥ (235)